Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions
Related Party Transactions

Note 10

Related Party Transactions

The following significant transactions took place between the Company and related parties within the BW Group and Scorpio Holdings on terms agreed between the parties:

EUR’000	H1 2025	H1 2024
Purchases of services from related parties	(3,510)	(4,567)
BW Group Limited (including subsidiaries)	(3,270)	(3,905)
Scorpio Holdings Limited (including subsidiaries)	(240)	(662)

EUR’000	30 June 2025	31 December 2024
Receivables from related parties at reported period	214	214
Scorpio Holdings Limited (including subsidiaries)	214	214
Payables to related parties at reported period	201	223
BW Group Limited (including subsidiaries)	159	181
Scorpio Holdings Limited (including subsidiaries)	42	42

Related party transactions over the reporting period are primarily linked to guarantee fees issued by the BW Group Limited, costs related to training expenses by BW Maritime and administrative expenses to Scorpio Services Holding.

BW Group has provided COSCO with a guarantee in respect of the sums payable by Cadeler in accordance with the new contract signed for the construction of the third A-class vessel. Under this guarantee arrangement, certain fees are payable by the Group to BW Group until the guarantees are discharged in full. Aside from this, Cadeler has not engaged in significant transactions with the members of its Board of Directors or Executive Management, apart from ordinary course remuneration. Cadeler has not provided or granted any loans or guarantees to its directors or Executive Management members.